S-K 1606, De-SPAC Board Determination	Sep. 24, 2026
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

When Public Shareholders consider the recommendation of the Melar Board in favor of approval of the Business Combination and other Proposals, Public Shareholders should keep in mind that the Sponsor and Melar’s directors and officers have interests in the Proposals that are different from or in addition to (and which may conflict with), the interests of a Public Shareholder as a Melar Shareholder. These interests include, among other things:

•        As of the date hereof, the Sponsor is the record holder of 5,621,622 Founder Shares and 3,500,000 Private Placement Warrants, each Melar Private Placement Warrant entitling the holder thereof to purchase one Melar Class A ordinary share at a price of $11.50 per share, subject to adjustment. The following persons have material interests in the Sponsor: Eco Crown Global LLC and Melar Capital SPAC Sponsor I LLC are the managing members of the Sponsor; Gautam Ivatury, Melar’s Chief Executive Officer and Chairman, is the managing member of Eco Crown Global LLC; and Eric Lifshitz, Melar’s Chief Operating Officer and a director, is the managing member of Melar Capital SPAC Sponsor I LLC. Accordingly, Eco Crown Global LLC, Melar Capital SPAC Sponsor I LLC and Messrs. Gautam Ivatury and Eric Lifshitz may be deemed to have or share beneficial ownership of the Melar Class B ordinary shares and Melar Private Placement Warrants held directly by the Sponsor. Each of Melar’s other officers and directors is a member of the Sponsor and has indirect economic interests in Melar securities through the Sponsor: Edward Lifshitz holds an indirect interest in approximately 1,090,405 Founder Shares and 500,000 Melar Private Placement Warrants through membership interests of his majority-owned entity in the Sponsor, Dan Rosen holds an indirect interest in 20,000 Founder Shares through membership interests in the Sponsor, Ken Ruggiero holds an indirect interest in 111,594 Founder Shares through membership interests in the Sponsor, and Tara Kenney holds an indirect interest in 20,000 Founder Shares through membership interests in the Sponsor, and each of them disclaims any beneficial ownership other than to the extent of his or her pecuniary interest;

•        The Sponsor paid (i) $25,000, or approximately $0.004 per share, for 6,060,811 Founder Shares, 439,189 of which were forfeited by the Sponsor due to the partial exercise of over-allotment option by the underwriters in the Melar IPO, and (ii) $3,500,000, or $1.00 per warrant, for 3,500,000 Melar Private Placement Warrants. As of the date hereof, the aggregate value of such securities is estimated to be approximately $62.5 million, assuming (i) the per share value of the 5,621,622 Founder Shares is the same as the $11.05 closing price of the Melar Class A ordinary shares on Nasdaq on September 23, 2026 and (ii) the per warrant value of the 3,500,000 Melar Private Placement Warrants is the same as the $0.1226 closing price of the Melar Public Warrants on Nasdaq on September 23, 2026;

•        Pursuant to terms of the Insider Letter, the Founder Shares, the Private Placement Warrants and the Melar Class A ordinary shares underlying the Private Placement Warrants are subject to certain lock-up restrictions whereby, subject to certain limited exceptions, such securities are not transferable or saleable (i) in the case of the Founder Shares, until the earlier of (A) one year after the completion of an initial business combination or earlier if, subsequent to an initial business combination, the closing price of the Melar Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after an initial business combination and (B) the date following the completion of an initial business combination on which Melar completes a liquidation, merger, share exchange or other similar transaction that results in all of Melar Shareholders having the right to exchange their Melar Class A ordinary shares for cash, securities or other property and (ii) in the case of the Private Placement Warrants and any Melar Class A ordinary shares issuable upon conversion or exercise thereof, until 30 days after the completion of an initial business combination; provided, however, that if the Insider Letter Amendment Proposal is approved by Melar Shareholders when presented at the Meeting, the foregoing lock-up terms will be amended as set forth in such proposal, upon the effectiveness of the Insider Letter Amendments at the Closing. The Sponsor may, on or before the Closing of the Business Combination, distribute some or all of the Founder Shares held by it and such distributed Founder Shares may be released from lock-up restrictions in connection with applicable stock exchange listing requirements. In this regard, while the Founder Shares are not the same as the Melar Class A ordinary shares, they are subject to certain restrictions that are not applicable to the Melar Class A ordinary shares, and may become worthless if Melar does not complete a business combination by the end of Combination Period; the aggregate value of the 5,621,622 Founder Shares owned by the Sponsor is estimated to be approximately $62.1 million, assuming the per share value of the Founder Shares is the same as the $11.05 closing price of the Class A ordinary shares on Nasdaq on September 23, 2026. MCG, an affiliate of the Sponsor, is not a party to the Insider Letter, and thus not subject to the lock-up restrictions thereunder;

•        Melar issued the Sponsor Note, dated as of August 18, 2025, as amended on September 12, 2025, September 29, 2025, and March 30, 2026, in the aggregate principal amount of up to $3,611,111 to the Sponsor. Melar, Everli and Palella Holdings entered into the Everli Note, dated as of August 18, 2025, as amended on September 12, 2025, September 29, 2025, and March 30, 2026 for the aggregate principal amount of $3,611,111. Melar’s repayment obligations under the Sponsor Note are contingent on the repayment of the Everli Note and the proceeds under the Everli Note (including any collateral that is taken or sold) are the sole source for repayment of the Sponsor Note;

•        MCG, an affiliate of the Sponsor, entered into the Everli Convertible Note, dated as of October 21, 2025, with Everli and other parties named therein for a loan to Everli in the aggregate principal amount of $7,500,000, of which $750,000 was OID, bearing interest at 17.5% per annum and secured by the assets of Everli and its subsidiaries;

and Melar does not consummate another business combination by the end of the Combination Period, Melar will cease all operations except for the purpose of winding up, redeeming 100% of the issued and outstanding Public Shares for cash and, subject to the approval of its remaining shareholders and the Melar Board, liquidating and dissolving, subject in each case to Melar’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In such event, the Founder Shares and Melar Private Placement Warrants held by the Sponsor would be worthless because the Sponsor has waived its right to participate in any redemption or distribution with respect to such securities;

•        The Sponsor and Melar’s directors and officers have agreed not to redeem any Melar ordinary shares held by them in connection with a shareholder vote to approve a proposed business combination, including the Business Combination;

•        The Current Charter provides that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as Melar, and (ii) Melar renounces any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and Melar, on the other, or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. In the course of their other business activities, Melar’s directors and officers may have, or may become aware of, other investment and business opportunities which may be appropriate for presentation to Melar as well as the other entities with which they are affiliated. Except to the extent expressly assumed by contract, to the fullest extent permitted by applicable law, Melar’s directors and officers shall have no duty to communicate or offer any such corporate opportunity to Melar and shall not be liable to Melar or its shareholders for breach of any fiduciary duty as a shareholder, director and/or officer solely by reason of the fact that such party pursues or acquires such corporate opportunity for itself, himself or herself, directs such corporate opportunity to another person, or does not communicate information regarding such corporate opportunity to Melar. Melar’s management has pre-existing fiduciary duties and contractual obligations and if there is a conflict of interest in determining to which entity a particular business combination opportunity should be presented, any pre-existing fiduciary obligation will be presented the business combination opportunity before Melar is presented with it. Melar does not believe that the pre-existing fiduciary duties or contractual obligations of its directors and officers materially impacted its search for an acquisition target;

• Pursuant to that certain Registration Rights Agreement to be entered into by and among Melar and certain of the Everli shareholders who are expected to be affiliates of New Melar immediately after the Closing, the Sponsor will have the right to require New Melar, at New Melar’s expense, to register New Melar common stock that it holds on customary terms for a transaction of this type, including customary demand and piggyback registration rights. The Registration Rights Agreement will also provide that New Melar will pay certain expenses of the electing holders relating to such registrations and indemnify them against certain liabilities that may